Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
Statement Concerning the Timing of Stock Option Grants
Our 2016 LTIP provides the Compensation Committee with the discretion to issue stock options, but the Company does not have a policy concerning the timing of stock option grants. The 2016 LTIP does prohibit the back-dating of options. The Company did not issue any stock options in 2025, and has no specific practice concerning the timing thereof; however, the Company does not time the disclosure of material nonpublic information to affect the value of executive compensation.

Award Timing Method	Our 2016 LTIP provides the Compensation Committee with the discretion to issue stock options, but the Company does not have a policy concerning the timing of stock option grants. The 2016 LTIP does prohibit the back-dating of options.
Award Timing, How MNPI Considered	The Company did not issue any stock options in 2025, and has no specific practice concerning the timing thereof; however, the Company does not time the disclosure of material nonpublic information to affect the value of executive compensation.
MNPI Disclosure Timed for Compensation Value	false